Segments (Tables)	6 Months Ended
Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment

During 2015, the Company operated in a single segment. The following is the selected segment data as of and for the three and six months ended June 30, 2016:

Three months ended June 30, 2016	Mobile Labs	Medical Devices	Molecular Diagnostics	Corporate	Total
Revenue	$1,768	$80	$—	$—	$1,848
Operating income (loss)	$132	$(149)	$(293)	$(942)	$(1,252)
Depreciation and amortization	$(20)	$(27)	$(43)	$—	$(90)
Interest and other income (expense)	$—	$(1)	$7	$(663)	$(657)
Net loss	$130	$(149)	$(281)	$(1,609)	$(1,909)
Goodwill	$199	$108	$510	$—	$817
Segmented assets	$1,491	$634	$605	$126	$2,856
Expenditures for property and equipment	$(11)	$—	$—	$—	$(11)

Six months ended June 30, 2016	Mobile Labs	Medical Devices	Molecular Diagnostics	Corporate	Total
Revenue	$3,312	$200	$—	$—	$3,512
Operating income (loss)	$115	$(275)	$(546)	$(1,938)	$(2,644)
Depreciation and amortization	$(39)	$(55)	$(106)	$—	$(200)
Interest and other income (expense)	$—	$(1)	$13	$(3,203)	$(3,191)
Net loss	$113	$(274)	$(568)	$(5,106)	$(5,835)
Goodwill	$199	$108	$510	$—	$817
Segmented assets	$1,491	$634	$605	$126	$2,856
Expenditures for property and equipment	$(11)	$—	$—	$—	$(11)